Condensed Consolidated Statements of Income and Total Comprehensive Income (Unaudited) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue		£ 989,330
Research and development expenses	(4,077,774)	(3,698,142)
Administrative expenses	(3,607,878)	(4,077,671)
Administrative expenses – costs related to listing		(1,133,099)
Foreign exchange (losses)/gains	(87,631)	54,002
Total operating expenses, net	(7,773,283)	(8,854,910)
Loss on modification of convertible loan	(645,845)
Change in fair value of convertible loan derivatives	578,877	6,943,594
Change in fair value of warrants	7,637,088	10,537,611
Change in fair value of other derivative liabilities		(3,832,379)
Finance income – interest	85	4
Finance costs	(143,340)	(5,990,592)
Loss before tax	(346,418)	(207,342)
Income tax credit	700,000	720,000
Net income for the period and Total comprehensive income	£ 353,582	£ 512,658
Basic income per share	£ 0.12	£ 0.93
Diluted income per share	£ 0.10	£ 0.76